Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia International Equity Income ETF
Columbia U.S. Equity Income ETF
FIRST QUARTER REPORT
January 31, 2025 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia International Equity Income ETF
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia International Equity Income ETF | 2025
Common Stocks 99.3%
Issuer Shares Value ($)
Austria  1.6%
Erste Group Bank AG 5,292 326,999
OMV AG 2,385 98,876
Verbund AG 1,147 88,355
Total 514,230
Brazil  0.3%
Yara International ASA 2,640 79,169
Burkina Faso  0.2%
Endeavour Mining PLC 3,075 62,776
Denmark  1.8%
AP Moller - Maersk A/S Class A 37 53,710
Coloplast A/S Class B 2,407 278,316
Pandora A/S 1,319 253,668
Total 585,694
Finland  1.8%
Fortum OYJ 7,197 104,744
Kesko OYJ Class B 4,397 84,562
UPM-Kymmene OYJ 8,767 258,831
Wartsila OYJ Abp 7,700 146,124
Total 594,261
France  4.5%
Bouygues SA 3,109 98,995
TotalEnergies SE 22,810 1,337,134
Total 1,436,129
Germany  17.1%
Bechtle AG 1,367 46,185
Brenntag SE 2,155 136,162
Continental AG 1,804 128,987
Evonik Industries AG 3,270 61,647
Hannover Rueck SE 1,004 265,416
Mercedes-Benz Group AG 13,061 799,994
Merck KGaA 2,159 328,580
Rational AG 85 75,859
RWE AG 11,307 351,217
SAP SE 6,062 1,692,029
Siemens AG 7,202 1,553,152
Talanx AG 1,005 85,774
Total 5,525,002
Hong Kong  2.3%
Hong Kong Exchanges & Clearing Ltd. 18,990 736,047
Israel  0.8%
Bank Hapoalim BM 20,921 269,189
Italy  2.7%
Eni SpA 36,576 520,912
Prysmian SpA 4,807 336,507
Total 857,419
Japan  39.2%
Aisin Corp. 7,573 86,196
Asahi Group Holdings Ltd. 23,788 258,696
Bridgestone Corp. 9,085 327,905
Brother Industries Ltd. 3,752 66,487
Canon, Inc. 14,512 470,269
Chubu Electric Power Co., Inc. 10,643 111,241
Dai-ichi Life Holdings, Inc. 14,110 388,264
Daiichi Sankyo Co. Ltd. 27,974 772,650
Daikin Industries Ltd. 4,066 482,353
Daiwa House Industry Co. Ltd. 8,775 277,559
Denso Corp. 29,921 416,885
Hikari Tsushin, Inc. 290 66,708
Hitachi Ltd. 56,068 1,428,765
Hulic Co. Ltd. 5,904 52,272
ITOCHU Corp. 19,751 916,186
Common Stocks (continued)
Issuer Shares Value ($)
Kansai Electric Power Co., Inc. (The) 11,152 123,583
KDDI Corp. 24,003 803,872
Kyowa Kirin Co. Ltd. 3,901 58,446
Makita Corp. 3,691 110,051
Mitsubishi Chemical Group Corp. 21,445 110,029
Mitsubishi Corp. 55,677 895,111
Mitsui Chemicals, Inc. 2,782 61,353
Mitsui Fudosan Co. Ltd. 41,063 373,770
NEC Corp. 4,097 410,758
Nippon Sanso Holdings Corp. 2,853 81,343
Nitto Denko Corp. 11,396 203,708
Ono Pharmaceutical Co. Ltd. 5,813 60,551
Osaka Gas Co. Ltd. 5,658 111,662
Otsuka Corp. 3,792 85,782
Otsuka Holdings Co. Ltd. 7,004 367,998
SCSK Corp. 2,368 52,743
Seiko Epson Corp. 4,491 81,670
Shionogi & Co. Ltd. 11,685 172,804
Sompo Holdings, Inc. 14,397 404,622
Sumitomo Corp. 17,926 389,429
Sumitomo Metal Mining Co. Ltd. 3,903 90,436
Sumitomo Realty & Development Co. Ltd. 4,547 158,330
Suntory Beverage & Food Ltd. 2,110 65,773
Tokio Marine Holdings, Inc. 28,486 949,227
Toyota Tsusho Corp. 9,844 167,860
Trend Micro, Inc. 2,060 122,789
Total 12,636,136
Netherlands  2.7%
Akzo Nobel NV 2,852 163,243
Euronext NV
(a)
1,434 167,110
Koninklijke Ahold Delhaize NV 15,239 541,155
Total 871,508
Norway  2.8%
Aker BP ASA 5,113 107,060
Equinor ASA 14,590 353,186
Kongsberg Gruppen ASA 1,359 161,814
Mowi ASA 7,373 148,251
Orkla ASA 12,473 116,185
Total 886,496
Spain  2.2%
Aena SME SA
(a)
1,155 250,223
CaixaBank SA 58,336 355,128
Endesa SA 5,284 117,386
Total 722,737
Sweden  11.5%
Alfa Laval AB 4,782 214,338
Assa Abloy AB Class B 16,209 499,196
Evolution AB
(a)
2,688 207,469
Holmen AB Class B 1,443 54,853
Investor AB Class B 30,260 865,443
Sagax AB Class B 3,501 77,305
Sandvik AB 17,207 357,852
Skandinaviska Enskilda Banken AB Class A 26,133 370,988
SKF AB Class B 5,870 119,318
Svenska Handelsbanken AB Class A 22,415 248,890
Tele2 AB Class B 9,190 102,500
Telefonaktiebolaget LM Ericsson Class B 47,881 363,068
Telia Co. AB 38,688 114,147
Trelleborg AB Class B 3,461 131,125
Total 3,726,492
Switzerland  1.0%
Logitech International SA 2,478 249,642

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International Equity Income ETF
January 31, 2025 (Unaudited)
Columbia International Equity Income ETF | 2025 3
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Temenos AG 982 84,298
Total 333,940
United Kingdom  2.4%
Lloyds Banking Group PLC 993,772 769,778
United States  4.4%
Shell PLC 42,816 1,424,983
Total Common Stocks
(Cost $31,064,072) 32,031,986
Money Market Funds 0.6%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.242%
(b)
199,376 199,376
Total Money Market Funds
(Cost $199,376) 199,376
Total Investments in Securities
(Cost $31,263,448) 32,231,362
Other Assets & Liabilities, Net 45,884
Net Assets 32,277,246
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January
31, 2025, the total value of these securities amounted to $624,802, which represents 1.94% of total net assets.
(b) The rate shown is the seven-day current annualized yield at January 31, 2025.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS
Columbia U.S. Equity Income ETF
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
4 Columbia U.S. Equity Income ETF | 2025
Common Stocks 98.7%
Issuer Shares Value ($)
Communication Services  6.8%
Diversified Telecommunication Services 4.8%
AT&T, Inc. 136,679 3,243,392
Verizon Communications, Inc. 80,366 3,165,617
Total 6,409,009
Media 2.0%
Comcast Corp. Class A 72,389 2,436,614
Fox Corp. Class A 4,184 214,137
Total 2,650,751
Total Communication Services 9,059,760
Consumer Discretionary  6.2%
Household Durables 0.5%
Lennar Corp. Class A 4,451 584,149
Specialty Retail 5.7%
Best Buy Co., Inc. 3,775 324,122
Dick's Sporting Goods, Inc. 1,063 255,173
Home Depot, Inc. (The) 14,533 5,987,305
Tractor Supply Co. 10,177 553,222
Williams-Sonoma, Inc. 2,322 490,801
Total 7,610,623
Total Consumer Discretionary 8,194,772
Consumer Staples  11.4%
Beverages 7.9%
Coca-Cola Co. (The) 81,643 5,182,698
Constellation Brands, Inc. Class A 2,902 524,682
Keurig Dr Pepper, Inc. 21,504 690,278
Molson Coors Beverage Co. Class B 3,249 177,883
PepsiCo, Inc. 26,118 3,935,721
Total 10,511,262
Consumer Staples Distribution 1.6%
Kroger Co. (The) 13,708 844,961
Target Corp. 8,778 1,210,574
Total 2,055,535
Food Products 1.9%
General Mills, Inc. 10,561 635,139
Kellanova 5,581 456,135
Mondelez International, Inc. Class A 25,453 1,476,019
Total 2,567,293
Total Consumer Staples 15,134,090
Energy  13.8%
Energy Equipment & Services 1.2%
Halliburton Co. 16,707 434,716
Schlumberger NV 26,916 1,084,176
Total 1,518,892
Oil, Gas & Consumable Fuels 12.6%
Chevron Corp. 34,314 5,119,306
ConocoPhillips 21,965 2,170,801
Exxon Mobil Corp. 49,577 5,296,311
Marathon Petroleum Corp. 6,124 892,328
Occidental Petroleum Corp. 17,867 833,495
Ovintiv, Inc. 4,948 208,905
Phillips 66 7,868 927,401
Williams Cos., Inc. (The) 23,181 1,284,923
Total 16,733,470
Total Energy 18,252,362
Financials  10.6%
Capital Markets 6.3%
Bank of New York Mellon Corp. (The) 13,849 1,190,044
Charles Schwab Corp. (The) 31,996 2,646,709
CME Group, Inc. 6,859 1,622,291
Intercontinental Exchange, Inc. 10,878 1,738,631
Raymond James Financial, Inc. 3,493 588,501
Common Stocks (continued)
Issuer Shares Value ($)
State Street Corp. 5,567 565,718
Total 8,351,894
Insurance 4.3%
Aflac, Inc. 9,542 1,024,620
American International Group, Inc. 11,880 875,081
Everest Group Ltd. 626 217,541
Hartford Financial Services Group, Inc.
(The) 5,518 615,533
Marsh & McLennan Cos., Inc. 9,373 2,032,816
Principal Financial Group, Inc. 4,342 357,998
Willis Towers Watson PLC 1,918 632,106
Total 5,755,695
Total Financials 14,107,589
Health Care  8.2%
Biotechnology 2.2%
Amgen, Inc. 10,241 2,922,986
Health Care Providers & Services 6.0%
Cardinal Health, Inc. 4,610 570,073
Cigna Group (The) 5,212 1,533,423
Quest Diagnostics, Inc. 2,121 345,935
UnitedHealth Group, Inc. 10,117 5,488,371
Total 7,937,802
Total Health Care 10,860,788
Industrials  13.6%
Aerospace & Defense 3.7%
General Dynamics Corp. 5,219 1,341,179
Huntington Ingalls Industries, Inc. 743 146,564
Lockheed Martin Corp. 4,525 2,094,849
Northrop Grumman Corp. 2,777 1,353,149
Total 4,935,741
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc. 2,241 222,957
Expeditors International of Washington, Inc. 2,655 301,555
Total 524,512
Building Products 0.6%
A O Smith Corp. 2,254 151,694
Allegion PLC 1,655 219,668
Fortune Brands Innovations, Inc. 2,359 169,070
Owens Corning 1,623 299,525
Total 839,957
Electrical Equipment 0.3%
Hubbell, Inc. 1,023 432,739
Machinery 6.4%
Caterpillar, Inc. 9,205 3,419,105
CNH Industrial NV 15,495 199,576
Cummins, Inc. 2,577 918,056
Deere & Co. 4,840 2,306,550
IDEX Corp. 1,444 323,904
Nordson Corp. 1,034 227,708
Otis Worldwide Corp. 7,622 727,291
Snap-on, Inc. 982 348,757
Total 8,470,947
Professional Services 2.2%
Automatic Data Processing, Inc. 7,772 2,354,994
Broadridge Financial Solutions, Inc. 2,216 527,895
Total 2,882,889
Total Industrials 18,086,785
Information Technology  20.9%
Electronic Equipment, Instruments & Components 0.4%
CDW Corp. 2,538 505,417
IT Services 7.4%
Accenture PLC Class A 11,903 4,582,060

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. Equity Income ETF
January 31, 2025 (Unaudited)
Columbia U.S. Equity Income ETF | 2025 5
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Cognizant Technology Solutions Corp.
Class A 9,451 780,747
International Business Machines Corp. 17,645 4,511,827
Total 9,874,634
Semiconductors & Semiconductor Equipment 12.7%
Analog Devices, Inc. 9,458 2,004,056
Broadcom, Inc. 36,002 7,966,163
KLA Corp. 2,551 1,883,250
NXP Semiconductors NV 4,850 1,011,467
QUALCOMM, Inc. 21,204 3,666,808
Skyworks Solutions, Inc. 3,045 270,274
Total 16,802,018
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co. 24,684 523,054
Total Information Technology 27,705,123
Materials  0.8%
Chemicals 0.1%
Mosaic Co. (The) 6,019 167,870
Containers & Packaging 0.7%
Avery Dennison Corp. 1,511 280,638
Crown Holdings, Inc. 2,264 198,915
International Paper Co. 6,538 363,709
Total 843,262
Total Materials 1,011,132
Real Estate  0.0%
Specialized REITs 0.0%
Millrose Properties, Inc. Class A
(a)
2,187 24,188
Total Real Estate 24,188
Utilities  6.4%
Electric Utilities 2.9%
Alliant Energy Corp. 4,888 287,805
American Electric Power Co., Inc. 10,164 999,731
Edison International 7,386 398,844
Entergy Corp. 8,172 662,586
Common Stocks (continued)
Issuer Shares Value ($)
Evergy, Inc. 4,315 276,893
Eversource Energy 6,979 402,549
Xcel Energy, Inc. 11,330 761,376
Total 3,789,784
Gas Utilities 0.3%
Atmos Energy Corp. 2,958 421,545
Multi-Utilities 3.2%
Ameren Corp. 5,079 478,442
Consolidated Edison, Inc. 6,604 619,059
DTE Energy Co. 3,943 472,687
NiSource, Inc. 8,894 331,746
Public Service Enterprise Group, Inc. 9,505 794,048
Sempra 12,094 1,002,955
WEC Energy Group, Inc. 6,034 598,935
Total 4,297,872
Total Utilities 8,509,201
Total Common Stocks
(Cost $122,231,003) 130,945,790
Exchange-Traded Equity Funds 0.8%
Issuer Shares Value ($)
Financials  0.8%
Vanguard Financials ETF 7,950 1,000,746
Total Exchange-Traded Equity Funds
(Cost $900,576) 1,000,746
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.242%
(b)
561,862 561,862
Total Money Market Funds
(Cost $561,862) 561,862
Total Investments in Securities
(Cost $123,693,441) 132,508,398
Other Assets & Liabilities, Net 179,262
Net Assets 132,687,660
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at January 31, 2025.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT272_10_R01_(03/25)
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